CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Revenue	$ 497,277	$ 41,243	$ 78,462
Other operating income	42,141	23,668	15,563
Total operating income	539,418	64,911	94,025
Research and development expenses	(580,520)	(370,885)	(220,771)
Selling, general and administrative expenses	(307,644)	(171,643)	(72,146)
Total operating expenses	(888,164)	(542,528)	(292,917)
Operating loss	(348,746)	(477,617)	(198,892)
Financial income/(expense)	(944)	(1,501)	15,983
Exchange gains/(losses)	(50,053)	(126,234)	6,990
Loss before taxes	(399,743)	(605,352)	(175,919)
Income tax expense	(8,522)	(3,103)	(5,289)
Loss for the year	$ (408,265)	$ (608,455)	$ (181,208)
Weighted average number of shares outstanding	51,075,827	45,410,442	38,619,121
Basic profit / (loss) per share	$ (7.99)	$ (13.40)	$ (4.69)
Diluted profit / (loss) per share	$ (7.99)	$ (13.40)	$ (4.69)